Other Assets	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other Assets
Other Assets

Other Current Assets

		December 31,
($ thousands)	Note	2019	2018
Customer financing receivables, net		226,979	170,273
Other receivables		67,095	61,055
Income taxes receivable		56,857	39,075
Value-added tax ("VAT") receivable		53,148	60,232
Contract assets	3	47,499	58,739
Prepaid expenses		41,520	47,781
Prepaid royalties		24,999	52,712
Other		53,772	53,269
		571,869	543,136

Other Non-Current Assets

		December 31,
($ thousands)	Notes	2019	2018
Upfront license fees, net:
Italian Scratch & Win		873,756	992,333
Italian Lotto		568,669	677,564
New Jersey		83,209	91,970
Indiana		11,853	13,247
		1,537,487	1,775,114

Customer financing receivables, net		122,124	88,354
Contract assets	3	76,188	69,691
Finance lease right-of-use assets	10	35,586	—
Deferred income taxes	15	27,108	38,117
Prepaid royalties		25,092	64,598
Debt issuance costs	14	20,464	—
Other		83,475	111,207
		1,927,524	2,147,081

Upfront License Fees

The upfront license fees are being amortized on a straight-line basis as follows:

Upfront License Fee	License Term	Amortization Start Date
Italian Scratch & Win	9 years	October 2019
Italian Lotto	9 years	December 2016
New Jersey	15 years, 9 months	October 2013
Indiana	15 years	July 2013

Yeonama Holdings Co. Limited ("Yeonama")

In May 2019, we sold our ownership interest in Yeonama, an investment previously included within other non-current assets on the consolidated balance sheet. The sale resulted in a pre-tax gain of €26.1 million ($29.1 million at the May 31, 2019 exchange rate).

Customer Financing Receivables

Customer financing receivables, net are recorded at cost.

	December 31, 2019
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	255,221	(28,242)	226,979
Non-current	125,542	(3,418)	122,124
	380,763	(31,660)	349,103

	December 31, 2018
		Allowance for
($ thousands)	Gross	credit losses	Net
Current	196,831	(26,558)	170,273
Non-current	91,005	(2,651)	88,354
	287,836	(29,209)	258,627

The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2019	2018	2017
Balance at beginning of year	(29,209)	(19,574)	(7,856)
Provisions, net	(2,477)	(10,131)	(5,236)
Amounts written off as uncollectible	11	317	—
Foreign currency translation	15	179	(159)
Other	—	—	(6,323)
Balance at end of year	(31,660)	(29,209)	(19,574)